Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 18, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 18, 2016
Prospectus Date	rr_ProspectusDate	Dec. 31, 2015
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.

Supplement dated March 18, 2016
to the Statutory Prospectus dated December 31, 2015

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Diversified Real Asset Fund [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	DIVERSIFIED REAL ASSET
Strategy [Heading]	rr_StrategyHeading	Effective on or about May 31, 2016, replace the first paragraph in the Principal Investment Strategies section with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. The Fund seeks to achieve its investment objective by allocating its assets among general investment categories related to real assets and real asset companies (which include tangible assets and investments that are expected to perform well in periods of high inflation) such as the following: inflation-indexed bonds, securities of real estate companies, commodity-linked derivatives and commodity index-linked notes, U.S. treasury and agency notes and bonds, foreign currency, securities of natural resource companies, master limited partnerships (MLPs), publicly-listed infrastructure companies, floating rate debt, securities of U.S. and non-U.S. agriculture companies, and securities of U.S. and non-U.S. timber companies. The Fund purchases derivative instruments. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.